PLANT AND EQUIPMENT, NET	3 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
PLANT AND EQUIPMENT, NET

4.	PLANT AND EQUIPMENT, NET

Property and equipment as of March 31, 2024 and December 31, 2023 is as follows:

	March 31, 2024	December 31, 2023
Medical equipment	$96,532	$96,532
Computer Equipment	9,189	9,189
Furniture, fixtures and equipment	15,079	15,079
Leasehold Improvement	15,950	15,950
Total	136,750	136,750
Less: accumulated depreciation	(105,454)	(102,089)
Property and equipment, net	$31,296	$34,661

For the three months ended March 31, 2024 and 2023, depreciation expense was $3,365 and $4,635, respectively.